Debt Financing Total Debt Financing (Details) - USD ($)	1 Months Ended				12 Months Ended
	Mar. 31, 2015	Oct. 31, 2014	Aug. 31, 2014	Jul. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Apr. 30, 2014
Short Term Debt [Line Items]
TOB Trust Financing					$ 23,400,000				$ 873,000
TOB Facility-10 [Member]
Short Term Debt [Line Items]
Available-for-sale Security, Maturity Date at a point in time					Oct. 01, 2016
TOB Facility-11 [Member]
Short Term Debt [Line Items]
Available-for-sale Security, Maturity Date at a point in time					Jul. 01, 2019
Trading Securities [Member]
Short Term Debt [Line Items]
TOB Trust Financing					$ 216,512,124		$ 174,185,857
Debt Instrument, Total Rate of Borrowing					3.26%		3.23%
Trading Securities [Member] | TOB facility-2 [Member]
Short Term Debt [Line Items]
TOB Trust Financing					$ 43,985,000	[1]	$ 44,660,693	[2]
Date of Debt Borrowing					2012	[1]	2012	[2]
Available-for-sale Security, Maturity Date at a point in time					Jun. 01, 2016	[1]	Jun. 01, 2015	[2]
Debt Instrument, Interest rate terms					Variable	[1]	Variable	[2]
Debt Instrument, Reset Frequency					Weekly	[1]	Weekly	[2]
Debt Instrument, Basis Spread on Variable Rate					0.68%	[1]	0.58%	[2]
Debt Instrument, Facility Fees					1.62%	[1]	1.62%	[2]
Debt Instrument, Total Rate of Borrowing					2.30%	[1]	2.20%	[2]
Trading Securities [Member] | TOB Facility-10 [Member]
Short Term Debt [Line Items]
TOB Trust Financing				$ 21,900,000	$ 22,847,450		$ 21,841,852
Date of Debt Borrowing					2014		2014
Available-for-sale Security, Maturity Date at a point in time				Jul. 01, 2015	Oct. 01, 2016		Oct. 01, 2016
Debt Instrument, Interest rate terms					Fixed		Fixed
Debt Instrument, Reset Frequency					N/A		N/A
Debt Instrument, Total Rate of Borrowing					4.26%		4.34%
Trading Securities [Member] | TOB Facility-11 [Member]
Short Term Debt [Line Items]
TOB Trust Financing				$ 35,000,000	$ 37,935,981		$ 34,942,917
Date of Debt Borrowing					2014		2014
Available-for-sale Security, Maturity Date at a point in time				Jul. 01, 2015	Jul. 01, 2019		Jul. 01, 2019
Debt Instrument, Interest rate terms					Fixed		Fixed
Debt Instrument, Reset Frequency					N/A		N/A
Debt Instrument, Total Rate of Borrowing					4.39%		4.47%
Trading Securities [Member] | TOB Facility-12 [Member] [Member]
Short Term Debt [Line Items]
TOB Trust Financing			$ 17,300,000		$ 17,246,899		$ 17,245,083
Date of Debt Borrowing					2014		2014
Available-for-sale Security, Maturity Date at a point in time			Jul. 01, 2015		Jul. 01, 2017		Jul. 01, 2017
Debt Instrument, Interest rate terms					Fixed		Fixed
Debt Instrument, Reset Frequency					N/A		N/A
Debt Instrument, Total Rate of Borrowing					4.51%		4.55%
Trading Securities [Member] | TOB facility-13 [Member]
Short Term Debt [Line Items]
TOB Trust Financing					$ 9,006,899		$ 9,007,656
Date of Debt Borrowing					2014		2014
Available-for-sale Security, Maturity Date at a point in time		Jul. 01, 2015			Jul. 01, 2017		Jul. 01, 2017
Debt Instrument, Interest rate terms					Fixed		Fixed
Debt Instrument, Reset Frequency					N/A		N/A
Debt Instrument, Total Rate of Borrowing					4.01%		4.05%
Trading Securities [Member] | TOB Facility-14 [Member]
Short Term Debt [Line Items]
TOB Trust Financing					$ 8,371,899		$ 9,007,656
Date of Debt Borrowing					2014		2014
Available-for-sale Security, Maturity Date at a point in time					Jul. 01, 2017		Jul. 01, 2017
Debt Instrument, Interest rate terms					Fixed		Fixed
Debt Instrument, Reset Frequency					N/A		N/A
Debt Instrument, Total Rate of Borrowing					4.01%		4.05%
Trading Securities [Member] | TOB Facility-15 [Member]
Short Term Debt [Line Items]
TOB Trust Financing					$ 14,936,685
Date of Debt Borrowing					2015
Available-for-sale Security, Maturity Date at a point in time					Feb. 01, 2018
Debt Instrument, Interest rate terms					Fixed
Debt Instrument, Reset Frequency					N/A
Debt Instrument, Total Rate of Borrowing					2.76%
Trading Securities [Member] | TOB Facility-16 [Member]
Short Term Debt [Line Items]
TOB Trust Financing					$ 11,231,685
Date of Debt Borrowing					2015
Available-for-sale Security, Maturity Date at a point in time					Feb. 01, 2018
Debt Instrument, Interest rate terms					Fixed
Debt Instrument, Reset Frequency					N/A
Debt Instrument, Total Rate of Borrowing					2.76%
Trading Securities [Member] | TOB Facility-17 [Member]
Short Term Debt [Line Items]
TOB Trust Financing					$ 15,606,685
Date of Debt Borrowing					2015
Available-for-sale Security, Maturity Date at a point in time					Feb. 01, 2018
Debt Instrument, Interest rate terms					Fixed
Debt Instrument, Reset Frequency					N/A
Debt Instrument, Total Rate of Borrowing					2.76%
Trading Securities [Member] | TOB Facility-18 [Member]
Short Term Debt [Line Items]
TOB Trust Financing					$ 11,699,209
Date of Debt Borrowing					2015
Available-for-sale Security, Maturity Date at a point in time					Dec. 01, 2017
Debt Instrument, Interest rate terms					Fixed
Debt Instrument, Reset Frequency					N/A
Debt Instrument, Total Rate of Borrowing					2.76%
Trading Securities [Member] | TOB Facility-19 [Member]
Short Term Debt [Line Items]
TOB Trust Financing					$ 11,698,732
Date of Debt Borrowing					2015
Available-for-sale Security, Maturity Date at a point in time					Dec. 01, 2017
Debt Instrument, Interest rate terms					Fixed
Debt Instrument, Reset Frequency					N/A
Debt Instrument, Total Rate of Borrowing					2.76%
Trading Securities [Member] | TOB facility-9 [Member]
Short Term Debt [Line Items]
TOB Trust Financing	$ 15,000,000						$ 25,535,000
Date of Debt Borrowing							2013
Available-for-sale Security, Maturity Date at a point in time	Jul. 01, 2015						Jun. 01, 2015
Debt Instrument, Interest rate terms							Fixed
Debt Instrument, Reset Frequency							N/A
Debt Instrument, Total Rate of Borrowing							1.96%
Trading Securities [Member] | Mortgage Backed Security 1 [Member] | TOB facility-3 [Member]
Short Term Debt [Line Items]
TOB Trust Financing					$ 2,585,000		$ 2,585,000
Date of Debt Borrowing					2012		2012
Available-for-sale Security, Maturity Date at a point in time					Apr. 01, 2016		Apr. 01, 2015
Debt Instrument, Interest rate terms					Variable		Variable
Debt Instrument, Reset Frequency					Weekly		Weekly
Debt Instrument, Basis Spread on Variable Rate					0.16%		0.18%
Debt Instrument, Facility Fees					0.94%		0.94%
Debt Instrument, Total Rate of Borrowing					1.10%		1.12%
Trading Securities [Member] | Mortgage Backed Security 2 [Member] | TOB facility-3 [Member]
Short Term Debt [Line Items]
TOB Trust Financing					$ 4,090,000		$ 4,090,000
Date of Debt Borrowing					2012		2012
Available-for-sale Security, Maturity Date at a point in time					Apr. 01, 2016		Apr. 01, 2015
Debt Instrument, Interest rate terms					Variable		Variable
Debt Instrument, Reset Frequency					Weekly		Weekly
Debt Instrument, Basis Spread on Variable Rate					0.16%		0.18%
Debt Instrument, Facility Fees					0.94%		0.94%
Debt Instrument, Total Rate of Borrowing					1.10%		1.12%
Trading Securities [Member] | Mortgage Backed Security Trust 3 [Member] | TOB facility-3 [Member]
Short Term Debt [Line Items]
TOB Trust Financing					$ 5,270,000		$ 5,270,000
Date of Debt Borrowing					2012		2012
Available-for-sale Security, Maturity Date at a point in time					Apr. 01, 2016		Apr. 01, 2015
Debt Instrument, Interest rate terms					Variable		Variable
Debt Instrument, Reset Frequency					Weekly		Weekly
Debt Instrument, Basis Spread on Variable Rate					0.16%		0.12%
Debt Instrument, Facility Fees					0.94%		0.94%
Debt Instrument, Total Rate of Borrowing					1.10%		1.06%

[1]	Comprised of three TOB Trusts
[2]	Comprised of three TOB Trusts